Segmental reporting	6 Months Ended
Jun. 30, 2021
Disclosure of entity's operating segments [Abstract]
Segmental reporting	Segmental reporting

AngloGold Ashanti’s operating segments are being reported based on the financial information provided to the Chief Executive Officer and the Executive Committee, collectively identified as the Chief Operating Decision Maker (CODM). Individual members of the Executive Committee are responsible for geographic regions of the business.

Gold income

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Africa	1,360	1,265	2,769
Australia	398	437	989
Americas	475	518	1,211
	2,233	2,220	4,969
Equity-accounted joint ventures included above	(322)	(303)	(647)
Continuing operations	1,911	1,917	4,322
Discontinued operations - South Africa	—	234	408
	1,911	2,151	4,730

By-product revenue

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Africa	3	2	4
Australia	2	1	3
Americas	50	44	99
	55	47	106
Equity-accounted joint ventures included above	(1)	(1)	(1)
Continuing operations	54	46	105
Discontinued operations - South Africa	—	—	1
	54	46	106

Cost of sales

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Africa	869	745	1,572
Australia	346	331	705
Americas	364	387	764
Corporate and other	(1)	(9)	(2)
	1,578	1,454	3,039
Equity-accounted joint ventures included above	(178)	(164)	(340)
Continuing operations	1,400	1,290	2,699
Discontinued operations - South Africa	—	174	287
	1,400	1,464	2,986

Gross profit (loss)

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Africa	493	522	1,201
Australia	53	107	286
Americas	162	168	532
Corporate and other	2	1	(2)
	710	798	2,017
Equity-accounted joint ventures included above	(145)	(140)	(308)
Continuing operations	565	658	1,709
Discontinued operations - South Africa	—	19	83
	565	677	1,792

Amortisation

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Africa	126	186	349
Australia	63	70	160
Americas	72	71	163
Corporate and other	1	1	2
	262	328	674
Equity-accounted joint ventures included above	(49)	(51)	(104)
	213	277	570

Capital expenditure

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Africa	226	189	397
Australia	101	58	143
Americas	134	99	217
Continuing operations	461	346	757
Discontinued operations - South Africa	—	20	35
	461	366	792
Equity-accounted joint ventures included above	(32)	(39)	(56)
	429	327	736

Total assets

	As at	As at	As at
	Jun	Jun	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

South Africa	—	622	—
Africa	4,131	3,793	3,956
Australia	1,048	945	1,044
Americas	1,657	1,558	1,626
Corporate and other	829	956	1,046
	7,665	7,874	7,672